Subsequent Events - Additional Information (Detail) (Subsequent Event, Credit Facility) In Thousands, unless otherwise specified	1 Months Ended
	Oct. 17, 2012 USD ($)	Oct. 17, 2012 AUD	Sep. 18, 2012 USD ($)	Sep. 18, 2012 AUD
Subsequent Event [Line Items]
Credit facility maximum borrowing capacity			$ 108,000	105,000
Credit facility outstanding balance	$ 56,760	55,000
Borrowed amount, term	2 years	2 years	2 years	2 years
Credit facility, fixed annual interest rate	2.75%	2.75%